Risk management (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 4,482	$ (5,415)	$ 7,104	$ 7,561